[USAA
EAGLE
LOGO (r)]
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
SUPPLEMENT DATED JULY 12, 2012
TO THE FUND'S PROSPECTUS
DATED JUNE 8, 2012

Margaret S. Stumpp has taken on a new role within Quantitative Management Associates LLC (QMA) and, therefore, is no longer acting as a portfolio manager in the USAA Cornerstone Moderately Aggressive Fund (the Fund). All references to Ms. Stumpp are hereby removed from the Fund's prospectus. Jacob Pozharny and John Van Belle will continue as portfolio managers of the Fund.

97545-0712